VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of movements of vessels and equipment
Movements in the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels and Equipment, net
Balance as of December 31, 2021	2,782,909	(552,326)	2,230,583
Depreciation	—	(70,828)	(70,828)
Vessel additions	190,000	—	190,000
Capital improvements	492	—	492
Balance as of June 30, 2022	2,973,401	(623,154)	2,350,247